Other Receivables and Prepayments	12 Months Ended
Sep. 30, 2016
Other Receivables and Prepayments [Abstract]
OTHER RECEIVABLES AND PREPAYMENTS

NOTE 8. OTHER RECEIVABLES AND PREPAYMENTS

Other receivables and prepayments consisted of the following:

	As of September 30, 2016	As of September 30, 2015
	US$(’000)	US$(’000)
Advances to employees	$-	$16
Deposits on projects	22	20
Prepayment to suppliers	24	69
Others	49	47
Total	$95	$152

The decrease in advances to employees was due to decreased amount advanced to certain employees for operating activities of the Company, including purchasing raw materials, manufacturing, distributing, advertising and shipping the products. as of September 30, 2016.